Long-term Notes Receivable and Other Assets - Summary of Long-term Notes Receivable (Detail) - MXN ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Notes Receivable And Other Long Term Assets [Abstract]
Promissory notes issued by the Mexican Government	$ 148,338,390	$ 147,274,076
Other long-term notes receivable	1,022,386	1,218,833
Total long-term notes receivable	$ 149,360,776	$ 148,492,909